Income Tax Expense - Summary of Income Tax Expense (Detail) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Major components of tax expense (income) [abstract]
Current tax expense	$ 5,052	$ 4,412	$ 2,621
Deferred tax expense/(benefit)	1,955	31	(518)
Total taxation expense/(benefit)	$ 7,007	$ 4,443	$ 2,103